Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2015 Portfolio℠
March 31, 2025
VIPF2015-NPRT1-0525
1.830292.119
Bond Funds - 57.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	872,887	8,082,932
Fidelity International Bond Index Fund (a)	228,888	2,124,081
Fidelity Long-Term Treasury Bond Index Fund (a)	222,157	2,114,935
VIP High Income Portfolio - Initial Class (a)	149,307	707,714
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,175,838	20,605,185
TOTAL BOND FUNDS (Cost $34,797,454)		33,634,847

Domestic Equity Funds - 18.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	35,084	1,863,660
VIP Equity-Income Portfolio - Initial Class (a)	55,813	1,520,909
VIP Growth & Income Portfolio - Initial Class (a)	68,936	2,083,255
VIP Growth Portfolio - Initial Class (a)	35,084	3,083,210
VIP Mid Cap Portfolio - Initial Class (a)	14,221	475,835
VIP Value Portfolio - Initial Class (a)	59,682	1,058,762
VIP Value Strategies Portfolio - Initial Class (a)	37,373	524,346
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,417,429)		10,609,977

International Equity Funds - 19.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	315,290	3,859,150
VIP Overseas Portfolio - Initial Class (a)	274,083	7,348,159
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,093,557)		11,207,309

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $3,176,535)	4.19	3,176,535	3,176,535

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $48,484,975)	58,628,668
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,414)
NET ASSETS - 100.0%	58,622,254

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	8,176,222	965,803	1,402,345	-	(68,458)	411,710	8,082,932	872,887
Fidelity International Bond Index Fund	2,126,381	275,316	272,694	-	(841)	(4,081)	2,124,081	228,888
Fidelity Long-Term Treasury Bond Index Fund	1,792,433	506,574	262,448	19,263	(18,100)	96,476	2,114,935	222,157
VIP Contrafund Portfolio - Initial Class	1,920,459	406,401	292,850	61,859	(15,389)	(154,961)	1,863,660	35,084
VIP Emerging Markets Portfolio - Initial Class	4,213,215	498,830	1,131,509	-	173,554	105,060	3,859,150	315,290
VIP Equity-Income Portfolio - Initial Class	1,566,884	220,901	304,889	12,223	(4,484)	42,497	1,520,909	55,813
VIP Government Money Market Portfolio - Initial Class	3,364,905	582,990	771,360	34,275	-	-	3,176,535	3,176,535
VIP Growth & Income Portfolio - Initial Class	2,149,133	326,927	366,991	21,858	(8,129)	(17,685)	2,083,255	68,936
VIP Growth Portfolio - Initial Class	3,182,794	629,488	410,115	38,500	(29,251)	(289,706)	3,083,210	35,084
VIP High Income Portfolio - Initial Class	705,653	87,002	87,712	1,411	(1,215)	3,986	707,714	149,307
VIP Investment Grade Bond II Portfolio - Initial Class	19,944,584	2,861,747	2,792,475	4,661	(55,208)	646,537	20,605,185	2,175,838
VIP Mid Cap Portfolio - Initial Class	493,313	117,031	76,156	22,973	(5,619)	(52,734)	475,835	14,221
VIP Overseas Portfolio - Initial Class	6,870,432	1,112,911	1,008,547	82,728	13,412	359,951	7,348,159	274,083
VIP Value Portfolio - Initial Class	1,101,042	198,990	163,630	43,183	(7,541)	(70,099)	1,058,762	59,682
VIP Value Strategies Portfolio - Initial Class	546,899	108,023	74,744	10,247	(5,109)	(50,723)	524,346	37,373
	58,154,349	8,898,934	9,418,465	353,181	(32,378)	1,026,228	58,628,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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